Prepaid gold sales - Narrative (Details) $ in Thousands		12 Months Ended
	Jan. 23, 2024 USD ($) $ / Ounce oz	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 USD ($)
Contract liabilities [abstract]
Prepaid gold sales, upfront payments received	$ 500,000
Significant unobservable input, liabilities | $ / Ounce	2,191
Gold sold in prepaid gold sales (in ounce) | oz	264,768	132,384
Gold deliveries		$ 288,792
Interest charges, financing component contained in the prepaid gold sales		$ 36,000	$ 38,000
Financing interest charges, implicit interest rate		7.99%
Interest expense		$ 7,000	14,000
Interest capitalized to construction of qualifying assets		$ 29,000	$ 24,000